Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Consolidated net profit/(loss)	€ (73,782)	€ (45,477)	€ (19,770)
Adjustments for:
Income tax expense	(24)	1,791	0
Depreciation, amortization and impairment	7,989	4,518	1,840
Loss from disposals of non-current assets	109	20	51
Interest and similar (income) and expenses, net	2,545	2,148	(18)
Equity-settled share-based payment	6,133	1,942	1,125
Share of profit of equity-accounted investees, net of tax	45	0	0
Net foreign exchange (gain) / loss	(2,574)	(826)	531
Inventories	(4,958)	(3,167)	(4,032)
Trade receivables	(1,120)	572	(589)
Other financial and non-financial assets	(87)	(4,209)	(600)
Provisions	(296)	14	683
Trade and other payables	2,235	2,320	2,422
Contract liabilities	(144)	(1,013)	1,209
Other financial liabilities	(22)	0	0
Other non-financial liabilities	13,737	1,941	213
Net cash from operating activities	(50,215)	(39,426)	(16,935)
Cash flows from investing activities
Acquisition of intangible assets	(1,120)	(3,346)	(8,286)
Acquisition of property, plant and equipment	(10,179)	(7,612)	(6,724)
Interest income received	0	0	83
Acquisition of equity-accounted investees	(400)	0	0
Net cash used in investing activities	(11,699)	(10,958)	(14,927)
Cash flows from financing activities
Proceeds from issue of share capital	11,201	66,542	65,143
Share issue costs	(262)	(8,303)	(3,397)
Proceeds from issue of convertible notes	0	0	5,000
Proceeds from loans and borrowings	13,529	7,500	2,500
Transaction costs related to loans and borrowings	(450)	(450)	(188)
Repayments of loans and borrowings	(96)	(7,500)	(2,500)
Payments of lease liabilities	(1,713)	(1,056)	(675)
Interest expenses paid	(241)	(1,931)	(368)
Proceeds from other financial assets	0	0	742
Net cash from financing activities	21,968	54,802	66,257
Net increase/decrease in cash and cash equivalents	(39,946)	4,418	34,395
Cash and cash equivalents at January 1	48,143	43,198	8,914
Effects of movements in exchange rates on cash and cash equivalents	2,041	527	(111)
Cash and cash equivalents at December 31	€ 10,238	€ 48,143	€ 43,198